Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2022 USD ($)
2023
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 406,713
2024
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	446,052
2025
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	445,894
2026
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	269,830
2027
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	246,872
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 1,108,607